Initial Public Offering (Details) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 03, 2018 USD ($) $ / shares shares	Jun. 29, 2018 shares	Jun. 04, 2018 shares	Mar. 31, 2018 shares	Jun. 29, 2019 shares	Jun. 30, 2018 shares	Dec. 31, 2018 $ / shares	Sep. 30, 2019 $ / shares
Stock Issued During Period, Shares, New Issues | shares	28,750,000	900,000			900,000
Shares Issued, Price Per Share | $ / shares	$ 10
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.00
Expense Related to Distribution or Servicing and Underwriting Fees | $	$ 3,950
Deferred Offering Costs | $	$ 6,910
Underwriting Discounts Not Payable To Underwriters	The underwriters did not and will not receive any underwriting discounts or commissions on the 9 million units purchased by such parties, including Mr. Leung and Mr. Wu.
Initial Public Offering Unit Ratio Unit To Warrants							0.5
Initial Public Offering Unit Ratio Unit To Shares							0.5
Common Class A [Member]
Stock Issued During Period, Shares, New Issues | shares	3,750,000		18,100,000	0		0
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001						$ 0.0001	$ 0.0001
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50
Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues | shares	900,000
Investor [Member]
Stock Issued During Period, Shares, New Issues | shares	8,100,000